Stockholders’ Equity (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Oct. 25, 2022	Apr. 30, 2022	Mar. 15, 2021	Mar. 10, 2021	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Oct. 01, 2019
Subsidiary, Sale of Stock [Line Items]
Common stock issuance									22,500
Common stock sold						744,425	91,761
Proceeds from sale of stock						$ 0	$ 105,000
Payments of placement agent fee						1,198,604	$ (0)
Common stock issued for service, shares				50,450
Common stock issued for service, value				$ 60,000
Conversion of shares, shares			39,786
Conversion of shares, Value			$ 451,471
Pre financing capitalization						150,000
Warrant exercise price		$ 3.90			$ 3.90			$ 6.21
Expiration date		Jun. 30, 2027			Jun. 30, 2027
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price	$ 3.90
Expiration date	May 06, 2032
Options issued	1,759,599				513,413
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued							314,489
Proceeds from sale of stock						11,986,036	$ 1,225,000
Payments of placement agent fee						$ 1,198,604	$ 105,000
Warrants issued						214,998	23,596
Plan 2022 [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issuance						3,256,383
Legacy Cardio [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion shares						43,334
Principal amount						$ 433,334
Manas Former Officers And Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares transferred						1,625,000
Legacy Cardio Stockholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares received						$ 6,883,306
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued						928,571